UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21575

                                                     Bryce Capital Funds      Bryce Capital Growth Series

(Exact name of registrant as specified in charter)

              2 Thornell Road,                         Pittsford, NY                               14534

(Address of principal executive offices)               (Zip code)

              Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:         585-381-2990

Date of fiscal year end:  6/30

Date of reporting period: 3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Funds
Bryce Capital Growth Series
Schedule of Investments (unaudited)
March 31, 2006

	Shares	Value
COMMON STOCK - 97.3%
Consumer Discretionary - 12.0%
Chicos FAS, Inc.+	2625	106,680
Coach Inc.+	3450	119,301
True Religion Apparel Inc.+	5875	108,511
Under Armour Inc.+	3750	121,500

TOTAL CONSUMER DISCRETIONARY		455,992

Energy - 4.0%
Grant Prideco, Inc.+	3575	153,153

TOTAL ENERGY		153,153

Financials - 24.6%
Affiliated Managers Group+	1300	138,593
Chicago Mercantile Exchange+	300	134,250
E Trade Group, Inc.+	5475	147,716
Merrill Lynch & Company	1650	129,954
Northern Trust Corp.	2325	122,063
Options Xpress Holdings Inc.+	4350	126,498
WR Berkley Corp.	2350	136,441

TOTAL FINANCIALS		935,515

Health Care - 15.5%
Cerner Corp.+	2600	123,370
Coventry Health Care Inc.+	1950	105,261
Gilead Sciences, Inc.+	1975	122,885
Immucor Inc.+	4000	114,760
Laboratories Corp. of America Holdings+	2100	122,808

TOTAL HEALTH CARE		589,084

Industrials - 17.2%
Ametek Inc.	2900	130,384
Ceradyne Inc.+	2650	132,235
Expeditors International Inc.+	1400	120,946
Jacobs Engineering Group Inc.+	1675	145,290
L-3 Communications Holdings, Inc.	1450	124,396

TOTAL INDUSTRIALS		653,251

Information Technology - 26.7%
ATI Technologies, Inc.+	7475	128,421
Adobe Systems, Inc.	3150	109,998
Apple Computer, Inc.+	2025	127,008
Cognizant Technology Solutions Corp.+	2200	130,878
Marvell Technology Group Ltd.+	2125	114,963
Paychex Inc.	3025	126,022
Qualcomm Inc.	2650	134,117
Satyam Computer Services	3250	142,220

TOTAL INFORMATION TECHNOLOGY		1,013,627

TOTAL COMMON STOCK (COST $3,117,513)		3,800,622

OTHER ASSETS - 2.7%		106,662
Bank of New York Money Market Fund		106,662

TOTAL OTHER ASSETS - 2.7%		106,662

TOTAL INVESTMENTS IN SECURITIES - 97.3%		$ 3,907,284
(cost $3,224,175)*

TOTAL NET ASSETS - 100%		$ 3,907,284

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		726,152
Gross Unrealized Depreciation		(43,048)

Net Unrealized Appreciation (Depreciation)		$ 683,104

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      4/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. Sheidlower

        Edmond D. Sheidlower, President

Date      4/25/06

By (Signature and Title)

*/s/ Dennis E. Lohouse

       Dennis E. Lohouse, CFA, Treasurer

Date      4/25/06